SUMMARY OF PREFERRED STOCK WARRANT ACTIVITY (Details) - Series F Preferred Warrants [Member] - $ / shares	3 Months Ended	12 Months Ended
	May 31, 2026	Feb. 28, 2026	Feb. 28, 2025
Class of Stock [Line Items]
Number of Series F Preferred Warrants, Outstanding Beginning balance	939	939
Weighted Average Exercise Price, Oustanding Beginng balance	$ 1.00	$ 1.00
Weighted Average Remaining Years, Outstanding	7 years 3 months	7 years 6 months	8 years 6 months
Number of Series F Preferred Warrants, Issued
Weighted Average Exercise Price, Issued
Number of Series F Preferred Warrants, Exercised
Weighted Average Exercise Price, Exercised
Number of Series F Preferred Warrants, Forfeited and cancelled
Weighted Average Exercise Price, Forfeited and cancelled
Number of Series F Preferred Warrants, Outstanding Ending balance	939	939	939
Weighted Average Exercise Price, Oustanding Ending balance	$ 1.00	$ 1.00	$ 1.00
Weighted Average Remaining Years, Outstanding	7 years 6 months
Weighted Average Exercise Price, Issued
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Forfeited and cancelled